Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable (net of expected credit losses of $55 (2019 - $55))	$ 1,190	$ 210
Value added tax	468	254
Other receivables	23	194
Trade and other receivables	$ 1,681	$ 658